FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)



	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2008

                  Date of reporting period: March 31, 2009





Item 1. Schedule of Investments.

                 CHURCHILL TAX-FREE FUND OF KENTUCKY
                       SCHEDULE OF INVESTMENTS
                           March 31, 2009
                             (unaudited)


                                                                                   Rating
     Principal                                                                    Moody's/
       Amount          General Obligation Bonds (2.2%)                               S&P                   Value (a)
----------------- ------------------------------------------------------------- -------------- ----------------------

                  Lexington-Fayette Urban County, Kentucky
 $     4,175,000  4.250%, 05/01/23 National-re Insured                             Aa2/AA+          $       4,083,943

                  Louisville & Jefferson County, Kentucky
         955,000  4.200%, 11/01/22 National-re Insured                             Aa2/AA+                   947,169

                                                                                               ----------------------
                  Total General Obligation Bonds                                                            5,031,112
                                                                                               ----------------------

                  Revenue Bonds (96.4%)
                  -------------------------------------------------------------

                  State Agencies (14.5%)
                  -------------------------------------------------------------

                  Kentucky Area Development District Financing
         500,000  5.000%, 12/01/23 LOC Wachovia Bank                                NR/AA                    511,995

                  Kentucky Asset/Liability Commission
         500,000  4.500%, 10/01/22 National-re FGIC Insured                        Aa3/AA                    510,445

                  Kentucky Asset & Liability Commission University
                  of Kentucky Project
         500,000  5.000%, 10/01/25 Series B                                        Aa3/AA-                   512,515
         750,000  5.000%, 10/01/26 Series B                                        Aa3/AA-                   763,500
       1,000,000  5.000%, 10/01/27 Series B                                        Aa3/AA-                 1,011,030

                  Kentucky Economic Development Finance Authority
                   Louisville Arena Project
       5,725,000  5.750%, 12/01/28 Assured Guaranty Insured                        Aa2/AAA                 5,785,399

                  Kentucky Infrastructure Authority
         230,000  5.000%, 06/01/21                                                 Aa3/A+                    233,466

                  Kentucky State Property and Buildings Commission
       1,000,000  5.000%, 11/01/17 AMBAC Insured                                   Aa3/AA                  1,036,340
       6,000,000  5.250%, 10/01/18                                                 Aa3/A+                  6,183,060
       1,925,000  5.000%, 10/01/19                                                 Aa3/A+                  1,967,100
       3,000,000  5.000%, 11/01/19 FSA Insured                                     Aa3/AAA                 3,116,220
       1,375,000  5.375%, 11/01/23                                                 Aa3/A+                  1,464,416
       2,820,000  5.750%, 04/01/24 AMBAC Insured                                    A1/A+                  3,015,962
         250,000  5.500%, 11/01/28                                                 Aa3/A+                    258,640
       2,500,000  5.000%, 02/01/29                                                 Aa2/AAA                 2,478,100
       2,625,000  5.750%, 04/01/29 AMBAC Insured                                    A1/A+                  2,704,853

                  Kentucky State Property and Buildings Commission
                    Project #88
       2,200,000  4.500%, 11/01/26 National-re FGIC Insured                        Aa3/A+                  1,981,232

                                                                                               ---------------------
                  Total State Agencies                                                                    33,534,273
                                                                                               ---------------------

                  County Agencies (2.6%)
                  -------------------------------------------------------------

                  Jefferson County, Kentucky Capital Projects
       1,575,000  4.250%, 06/01/23 FSA Insured                                     Aa3/NR*                 1,519,607
       4,140,000  4.375%, 06/01/28 FSA Insured                                     Aa3/NR*                 3,637,445

                  Lexington-Fayette Urban County, Kentucky Public
                   Facilities Revenue
         500,000  4.125%, 10/01/23 National-re Insured                             Aa3/NR                    490,635

                  Warren County, Kentucky Justice Center
         365,000  4.300%, 09/01/22 National-re Insured                             Aa3/NR                    366,409

                                                                                               ---------------------
                  Total County Agencies                                                                    6,014,096
                                                                                               ---------------------

                  Hospitals (9.0%)
                  -------------------------------------------------------------

                  Jefferson County, Kentucky Health Facilities
       1,715,000  5.650%, 01/01/17 AMBAC Insured                                   Aa3/AA                  1,714,931
       2,200,000  5.250%, 05/01/17                                                  NR/A                   2,202,288

                  Jefferson County, Kentucky Health Facilities
                   University Hospital
       1,000,000  5.250%, 07/01/22 National-re Insured                            Baa1/AA-                   908,450

                  Jefferson County, Kentucky Medical Center
       2,000,000  5.500%, 05/01/22                                                  NR/A                   1,998,060

                  Lexington-Fayette Urban County, Kentucky Public
                   Facilities
         500,000  4.250%, 10/01/26 National-re Insured                             Aa3/NR                    467,030

                  Louisville & Jefferson County, Kentucky Medical Center
       1,000,000  5.000%, 06/01/18                                                  NR/A                   1,001,280

                  Louisville & Jefferson County, Kentucky Metro Health,
                   Jewish Hospital Revenue
       1,250,000  6.000%, 02/01/22                                                  A3/A+                  1,263,038

                  Louisville & Jefferson County, Kentucky Metropolitan
                   Government Health System
                  (Norton)
       8,045,000  5.000%, 10/01/26                                                  NR/A-                  6,490,143
       6,000,000  5.000%, 10/01/30                                                  NR/A-                  4,625,700

                                                                                               ---------------------
                  Total Hospitals                                                                         20,670,920
                                                                                               ---------------------

                  Housing (13.2%)
                  -------------------------------------------------------------

                  Kentucky Housing Corporation Housing Revenue
         555,000  4.200%, 01/01/17                                                 Aaa/AAA                   559,052
         100,000  5.125%, 07/01/17                                                 Aaa/AAA                   100,546
         470,000  4.800%, 01/01/18 AMT                                             Aaa/AAA                   462,391
         285,000  4.250%, 01/01/18                                                 Aaa/AAA                   285,661
         575,000  4.800%, 07/01/18 AMT                                             Aaa/AAA                   565,277
         180,000  4.250%, 07/01/18                                                 Aaa/AAA                   180,410
         900,000  4.800%, 07/01/20 AMT                                             Aaa/AAA                   864,882
       1,150,000  5.350%, 01/01/21 AMT                                             Aaa/AAA                 1,153,266
       6,025,000  5.450%, 07/01/22 AMT                                             Aaa/AAA                 6,048,799
       4,565,000  5.250%, 07/01/22 AMT                                             Aaa/AAA                 4,565,776
         245,000  5.200%, 07/01/22                                                 Aaa/AAA                   246,259
         415,000  5.100%, 07/01/22 AMT                                             Aaa/AAA                   407,912
       2,570,000  4.800%, 07/01/22 AMT                                             Aaa/AAA                 2,439,804
       2,000,000  4.700%, 07/01/22 Series E AMT                                    Aaa/AAA                 1,877,880
       1,635,000  5.000%, 01/01/23 AMT                                             Aaa/AAA                 1,548,345
       4,140,000  5.200%, 07/01/25 AMT                                             Aaa/AAA                 3,990,132
         275,000  5.375%, 07/01/27                                                 Aaa/AAA                   276,403
       2,300,000  5.000%, 07/01/27 Series N AMT                                    Aaa/AAA                 2,092,609
       1,000,000  4.750%, 07/01/27 Series E AMT                                    Aaa/AAA                   877,670
         560,000  5.550%, 07/01/33                                                 Aaa/AAA                   560,129

                  Kentucky Housing Multifamily Mortgage Revenue
       1,325,000  5.000%, 06/01/35 AMT                                             NR/AAA                  1,267,151

                                                                                               ---------------------
                  Total Housing                                                                           30,370,354
                                                                                               ---------------------

                  Schools (34.7%)
                  -------------------------------------------------------------

                  Barren County, Kentucky School Building Revenue
       1,265,000  4.250%, 08/01/25 CIFG Insured                                    Aa3/NR                  1,182,345
       1,670,000  4.375%, 08/01/26 CIFG Insured                                    Aa3/NR                  1,563,170

                  Berea, Kentucky Educational Facilities (Berea College)
       1,000,000  4.125%, 06/01/25                                                 Aaa/NR                    917,480

                  Boone County, Kentucky School District Finance Corp.
       1,730,000  4.125%, 08/01/22 Syncora Guarantee Inc. Insured                  Aa3/NR                  1,677,235

                  Boone County, Kentucky School District Finance Corp.
                  School Building Revenue
         140,000  4.750%, 06/01/20 FSA Insured                                     Aaa/AAA                   142,624
       1,580,000  4.500%, 08/01/23 FSA Insured                                     Aa3/NR*                 1,578,262
       1,250,000  4.125%, 03/01/25 FSA Insured                                     Aa3/NR*                 1,103,788

                  Boyle County, Kentucky College Refunding & Improvement
       1,035,000  4.500%, 06/01/22 CIFG Insured                                     A3/A-                  1,061,248
         200,000  4.625%, 06/01/24 CIFG Insured                                     A3/A-                    202,498

                  Bullitt County, Kentucky School District Finance Corp.
         200,000  4.300%, 10/01/21 National-re Insured                             Aa3/NR                    202,048
       2,455,000  4.500%, 10/01/22 National-re Insured                             Aa3/NR                  2,511,367
       2,590,000  4.500%, 10/01/23 National-re Insured                             Aa3/NR                  2,626,493
       1,145,000  4.500%, 04/01/27 FSA Insured                                     Aa3/NR                  1,081,475
       1,200,000  4.500%, 04/01/28 FSA Insured                                     Aa3/NR                  1,118,592

                  Christian County, Kentucky School District Finance Corp.
         820,000  4.000%, 08/01/19 Syncora Guarantee Inc. Insured                  Aa3/NR                    827,733
         855,000  4.000%, 08/01/20 Syncora Guarantee Inc. Insured                  Aa3/NR                    856,864
         905,000  4.000%, 08/01/21 Syncora Guarantee Inc. Insured                  Aa3/NR                    901,471
       1,465,000  4.000%, 08/01/22 Syncora Guarantee Inc. Insured                  Aa3/NR                  1,438,191
       1,525,000  4.125%, 08/01/23 Syncora Guarantee Inc. Insured                  Aa3/NR                  1,479,128
       1,590,000  4.125%, 08/01/24 Syncora Guarantee Inc. Insured                  Aa3/NR                  1,509,180

                  Daviess County, Kentucky School District Finance Corp.
         200,000  5.000%, 06/01/24                                                 Aa3/NR                    205,104

                  Fayette County, Kentucky School District Finance Corp.
       5,000,000  4.250%, 04/01/23 FSA Insured                                     Aa3/AAA                 4,942,800
       4,335,000  4.375%, 05/01/26 FSA Insured                                     Aa3/AAA                 4,102,384

                  Floyd County, Kentucky School Building
         680,000  4.375%, 10/01/22                                                 Aa3/NR                    677,600

                  Floyd County, Kentucky School Finance Corporation
                  School Building
       1,320,000  4.000%, 03/01/23 Syncora Guarantee Inc. Insured                  Aa3/NR                  1,264,124
       1,855,000  4.125%, 03/01/26 Syncora Guarantee Inc. Insured                  Aa3/NR                  1,685,230

                  Fort Thomas, Kentucky Independent School District
                   Building Revenue
         610,000  4.375%, 04/01/25                                                 Aa3/NR                    578,664

                  Fort Thomas, Kentucky Independent School District
                  Finance
         785,000  4.375%, 04/01/21                                                 Aa3/NR                    794,671

                  Franklin County, Kentucky School District Finance Corp.
       1,000,000  5.000%, 04/01/24                                                 Aa3/NR                  1,024,840

                  Graves County, Kentucky School Building Revenue
       1,260,000  5.000%, 06/01/22                                                 Aa3/NR                  1,307,300
       1,320,000  5.000%, 06/01/23                                                 Aa3/NR                  1,353,264

                  Hardin County, Kentucky School District Finance Corp.
       1,475,000  4.000%, 02/01/19 AMBAC Insured                                   Aa3/NR                  1,487,921

                  Jefferson County, Kentucky School District Finance
                   Corp. School Building
         150,000  5.000%, 04/01/20 FSA Insured                                     Aa3/AAA                   154,964
       1,360,000  4.250%, 06/01/21 FSA Insured                                     Aa3/AAA                 1,375,382

                  Kenton County, Kentucky School Building Revenue
         590,000  4.250%, 10/01/22 FSA Insured                                     Aaa/NR                    588,201

                  Kenton County, Kentucky School District Finance Corp.
         445,000  4.300%, 04/01/22 CIFG Insured                                    Aa3/NR                    446,869
       4,250,000  5.000%, 06/01/22 National-re Insured                             Aa3/NR                  4,440,145
         750,000  4.375%, 04/01/24 CIFG Insured                                    Aa3/NR                    736,643
         325,000  4.400%, 04/01/26 CIFG Insured                                    Aa3/NR                    312,202

                  Larue County, Kentucky School District Finance Corp.
         270,000  4.500%, 07/01/21 National-re Insured                             Aa3/NR                    276,016
         470,000  4.500%, 07/01/22 National-re Insured                             Aa3/NR                    477,821
         785,000  4.500%, 07/01/23 National-re Insured                             Aa3/NR                    789,294

                  Lexington-Fayette Urban County, Kentucky Government
                   Project Transylvania University
       1,320,000  5.125%, 08/01/18 National-re Insured                              A2/AA                  1,323,300

                  Lexington-Fayette Urban County, Kentucky Government
                   Project University of Kentucky Library
         300,000  5.000%, 11/01/20 National-re Insured                              A2/AA                    305,823

                  Louisville & Jefferson County, Kentucky University
                   of Louisville
         525,000  5.000%, 06/01/20 AMBAC Insured                                   Aa3/AA                    558,994

                  Magoffin County, Kentucky School Building Revenue
         375,000  4.250%, 08/01/23 AMBAC Insured                                   Aa3/NR                    368,659

                  Magoffin County, Kentucky School District
         475,000  4.250%, 08/01/25 AMBAC Insured                                   Aa3/NR                    450,794

                  McCreary County, Kentucky School Building Revenue
         935,000  4.500%, 05/01/28                                                 Aa3/NR                    871,373

                  Meade County, Kentucky School District
         490,000  4.250%, 09/01/26 National-re Insured                             Aa3/NR                    455,058

                  Murray State University Project, Kentucky General
                   Receipts Revenue
         745,000  4.500%, 09/01/23 AMBAC Insured                                   Aa3/AA                    719,655

                  Ohio County, Kentucky School Building Revenue
         790,000  4.500%, 05/01/24                                                 Aa3/NR                    778,071
         325,000  4.500%, 05/01/25                                                 Aa3/NR                    314,506

                  Oldham County, Kentucky School District Finance Corp.
         500,000  5.000%, 05/01/19 National-re Insured                             Aa3/NR                    530,300

                  Owensboro, Kentucky Independent School District
                   Finance Corp. School Building Revenue
         390,000  4.375%, 09/01/24                                                 Aa3/NR                    382,910

                  Pendleton County, Kentucky School District Finance
                    Corp. School Building Revenue
         730,000  4.000%, 02/01/23 National-re Insured                             Aa3/NR                    681,922

                  Pike County, Kentucky School Building Revenue
       1,355,000  4.375%, 10/01/26 National-re Insured                             Aa3/NR                  1,281,207

                  Scott County, Kentucky School District Finance Corp.
       1,115,000  4.200%, 01/01/22 AMBAC Insured                                   Aa3/NR                  1,122,303
       1,955,000  4.250%, 01/01/23 AMBAC Insured                                   Aa3/NR                  1,955,880
       1,560,000  4.300%, 01/01/24 AMBAC Insured                                   Aa3/NR                  1,543,121

                  Scott County, Kentucky School District Finance Corp.
                    School Building Revenue
       1,000,000  4.250%, 02/01/27 FSA Insured                                     Aa3/NR                    899,310

                  University of Kentucky General Receipts
         885,000  4.500%, 10/01/22 Syncora Guarantee Inc. Insured                  Aa3/AA-                   900,204
       1,545,000  4.500%, 10/01/23 Syncora Guarantee Inc. Insured                  Aa3/AA-                 1,553,791
       1,625,000  4.500%, 10/01/25 Syncora Guarantee Inc. Insured                  Aa3/AA-                 1,578,899
       1,010,000  4.500%, 10/01/26 Syncora Guarantee Inc. Insured                  Aa3/AA-                   969,782

                  University of Louisville, Kentucky
       1,055,000  4.000%, 09/01/25 National-re Insured                             Aa3/AA                    956,020
       1,000,000  4.375%, 04/01/27 FSA Insured                                     Aa3/NR*                   949,170

                  Warren County, Kentucky School District Finance
                   Authority School Building Revenue
         200,000  4.375%, 04/01/28 FSA Insured                                     Aa3/NR                    188,058

                  Warren County, Kentucky School District Finance Corp.
         295,000  4.125%, 02/01/23 National-re Insured                             Aa3/NR                    286,351

                  Western Kentucky University Revenue General Receipts
       2,860,000  4.200%, 09/01/25 Series A National-re Insured                    Aa3/AA                  2,546,001
       2,980,000  4.200%, 09/01/26 Series A National-re Insured                    Aa3/AA                  2,607,321

                                                                                               ---------------------
                  Total Schools                                                                           80,081,414
                                                                                               ---------------------

                  Transportation (6.9%)
                  -------------------------------------------------------------

                  Kenton County, Kentucky Airport Board Airport Revenue
       1,300,000  5.000%, 03/01/23 National-re Insured AMT                          A2/AA                  1,172,782

                  Kentucky Interlocal School Transportation Authority
         145,000  5.400%, 06/01/17                                                 Aa3/A+                    145,025
         400,000  6.000%, 12/01/20                                                 Aa3/A+                    401,668
         200,000  6.000%, 12/01/20                                                 Aa3/A+                    200,834
         300,000  5.800%, 12/01/20                                                 Aa3/A+                    301,155
         400,000  5.650%, 12/01/20                                                 Aa3/A+                    401,452
         350,000  5.600%, 12/01/20                                                 Aa3/A+                    351,243

                  Kentucky State Turnpike Authority Revenue
       2,250,000  5.000%, 07/01/27                                                 Aa3/AA+                 2,276,415
         950,000  5.000%, 07/01/28                                                 Aa3/AA+                   954,114

                  Louisville, Kentucky Regional Airport Authority
       2,610,000  5.000%, 07/01/24 AMBAC Insured AMT                               Aa3/AA                  2,361,554
       1,000,000  5.250%, 07/01/23 FSA Insured AMT                                 Aa3/AAA                   977,370

                  Louisville & Jefferson County Regional Airport, Kentucky
       1,000,000  5.250%, 07/01/18 FSA Insured AMT                                 Aa3/AAA                 1,003,310
       1,370,000  5.250%, 07/01/21 FSA Insured AMT                                 Aa3/AAA                 1,346,833
       3,390,000  5.250%, 07/01/22 FSA Insured AMT                                 Aa3/AAA                 3,298,301
         275,000  5.375%, 07/01/23 FSA Insured AMT                                 Aa3/AAA                   269,484
         500,000  5.000%, 07/01/25 National-re Insured AMT                          A1/AA                    450,765

                                                                                               ---------------------
                  Total Transportation                                                                    15,912,305
                                                                                               ---------------------

                  Utilities (15.5%)
                  -------------------------------------------------------------

                  Bardstown, Kentucky Combined Utilities Revenue
         200,000  5.000%, 12/01/19 National-re Insured                              A2/NR                    205,012

                  Boone County, Kentucky Pollution Control Revenue
                   Dayton Power & Light
       2,000,000  4.700%, 01/01/28 FGIC Insured                                     A2/A-                  1,777,520

                  Campbell & Kenton Counties, Kentucky Sanitation
                   District Revenue
       1,695,000  4.300%, 08/01/24 National-re Insured                             Aa3/AA                  1,668,728
         300,000  4.300%, 08/01/27 National-re Insured                             Aa3/AA                    281,835
       1,450,000  4.300%, 08/01/28 National-re Insured                             Aa3/AA                  1,333,000
         805,000  4.375%, 08/01/30 National-re Insured                             Aa3/AA                    726,335
         505,000  4.375%, 08/01/33 National-re Insured                             Aa3/AA                    439,678

                  Carroll County, Kentucky Environmental Facilities
                    Revenue (KY Utilities) AMT
       1,500,000  5.750%, 02/01/26 AMBAC Insured                                   Aa3/AAA                 1,477,635

                  Kentucky Rural Water Finance Corp.
         205,000  4.250%, 08/01/19 National-re Insured                              A2/AA                    209,789
         595,000  5.000%, 02/01/20 National-re Insured                              A2/AA                    619,127
         210,000  4.250%, 08/01/20 National-re Insured                              A2/AA                    213,163
         200,000  4.375%, 08/01/22 National-re Insured                              A2/AA                    202,430
         240,000  4.500%, 08/01/23 National-re Insured                              A2/AA                    242,076
         200,000  4.500%, 02/01/24 National-re Insured                              A2/AA                    200,090
         255,000  4.500%, 08/01/24 National-re Insured                              A2/AA                    255,143
         355,000  4.600%, 02/01/25                                                 NR/AA-                    351,436
         290,000  4.500%, 08/01/27 National-re Insured                              A2/AA                    277,750
         245,000  4.600%, 08/01/28 National-re Insured                              A2/AA                    234,100
         315,000  4.625%, 08/01/29 National-re Insured                              A2/AA                    296,522

                  Louisville & Jefferson County, Kentucky
                    Metropolitan Sewer District
       2,380,000  4.250%, 05/15/20 FSA Insured                                     Aa3/AAA                 2,423,554
       2,510,000  4.250%, 05/15/21 FSA Insured                                     Aa3/AAA                 2,545,015
         400,000  5.000%, 05/15/22 National-re FGIC Insured                         NR/AA                    402,428

                  Louisville, Kentucky Waterworks Board Water System
       2,530,000  5.250%, 11/15/18 FSA Insured                                     Aa3/AAA                 2,620,321
       6,600,000  5.250%, 11/15/22 FSA Insured                                     Aa3/AAA                 6,744,210
       2,415,000  5.250%, 11/15/24 FSA Insured                                     Aa3/AAA                 2,457,142

                  Northern Kentucky Water District
         660,000  5.000%, 02/01/23 National-re FGIC Insured                         A2/NR                    664,620
       1,825,000  6.000%, 02/01/28 FSA Insured                                     Aa3/NR                  1,939,993

                  Owensboro, Kentucky Electric and Power
       1,555,000  5.000%, 01/01/20 FSA Insured                                     Aa3/AAA                 1,574,391

                  Owensboro-Daviess County, Kentucky Regional Water
                   Resource Agency Wastewater
                  Refunding & Improvement Revenue
         930,000  4.375%, 01/01/27 Series A Syncora Guarantee Inc. Insured          NR/A                     818,456

                  Trimble County, Kentucky Environmental Facilities
       3,000,000  4.600%, 06/01/33 AMBAC Insured                                   Aa3/AA                  2,418,810

                                                                                               ---------------------
                  Total Utilities                                                                         35,620,309
                                                                                               ---------------------

                  Total Revenue Bonds                                                                   222,203,671
                                                                                               ---------------------

                  Total Investments (cost $233,656,874-note b)                      98.6%                227,234,783


                  Other assets less liabilities                                      1.4                   3,279,575

                                                                                -------------- ---------------------
                  Net Assets                                                       100.0%               $230,514,358
                                                                                ============== =====================


                                                             Percent of
           Portfolio Distribution By Quality Rating          Portfolio +
           ----------------------------------------          -----------


           Aaa of Moody's or AAA of S&P or AAA of Fitch         39.4   %

           Aa of Moody's or AA of S&P                           48.3

            A of Moody's or S&P                                 12.3
                                                            ------------
                                                               100.0   %
                                                            ============

     + Calculated using the highest rating of the three rating services.

     * Rated AAA by Fitch

Note: National Public Finance Guarantee Corporation (National-re) is the new name for MBIA Inc.'s U.S. public finance platform.


                         PORTFOLIO ABBREVIATIONS:
          -----------------------------------------------------------------
          AMBAC- American Municipal Bond Assurance Corp.
          AMT - Alternative Minimum Tax
          CIFG - CDC IXIS Financial Guaranty
          FGIC - Financial Guaranty Insurance Co.
          FSA - Financial Security Assurance
          LOC - Letter of Credit
          MBIA - Municipal Bond Investors Assurance
          National-re-National Public Finance Guarantee Corporation National-re-FGIC-Reinsured FGIC bonds
          NR - Not Rated

          See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $233,580,914 amounted to of $6,346,131, which consisted of aggregate gross unrealized appreciation of $2,250,468 and aggregate gross unrealized depreciation of $8,596,599.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of March 31, 2009:

                                                               Investments in
 Valuation Inputs                                                Securities


 Level 1 - Quoted Prices                                     $            -
 Level 2 - Other Significant Observable Inputs               $  227,234,783
 Level 3 - Significant Unobservable Inputs                   $            -
                                                            ----------------
 Total                                                       $  227,234,783
                                                            ================

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 28, 2009


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 28, 2009